June 20, 2011

Mr. H. Christopher Owings

Assistant Director

U. S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.Washington, D. C.  20549

Re:

SECURE NetCheckIn Inc.

Second Amended Registration Statement on Form S-1

Filed June 20, 2011

File No. 333-173172

Dear Mr. Owings:

This letter is in response to your comment letter dated June 16, 2011 to Brandi L. DeFoor, President and CEO of SECURE NetCheckIn Inc. (the “Company”) regarding the Company’s Amendment No. 2 to S-1 filed June 6, 2011. The Registration Statement on Amendment No. 3 to Form S-1 (the “Registration Statement”) has been filed electronically on EDGAR, on the date of this letter, along with this letter.  These revisions incorporate the changes made in response to your comments which are itemized below.

Use of Proceeds, page 14

1.

The Company has corrected the amount of net proceeds from the sale of 550,000 shares to $80,250.

2.

We revised the table for the “Research and Development” to reflect how the Company anticipates using the $8,250 for the Research and Development.

•

We revised the table presented under a.(iii) for the maximum amount of the offering.

Dilution, page 18

1.

The Company has revised our disclosure to include all of the information required by Item 506 of Regulation S-K.  In addition, The Company has revised this information to be presented as of the most recent balance sheet date of April 30, 2011.  The Company has revised our disclosure to include.

•

The tangible book value per share before and after the offering under each of the offering scenarios; and

•

The increase in net tangible book value per share attributable to the cash payments made by purchasers of the shares being offered under each of the offering scenarios; and

•

SECURE NetCheckIn Inc.

June 20, 2011

The amount of the immediate dilution from the public offering price which will be absorbed by purchasers under each of the offering scenarios.

2.

The Company has revised our computations.

Statement of Operations, page F-4

3.

The Company has revised its statement of operations and statement of cash flows to provide the cumulative amounts since the Company’s inception pursuant to ASC 915-225-45-1 and ASC 913-230-45-1.

Financial Statements, page F-1

Balance Sheet, page F-3

4.

The Company has revised the amount shown as the “Deficit accumulated during the development stage” at April 30, 2011, to agree with the amount presented in the statement of changes in stockholders’ equity.

Statement of Operations, page F-4

5.

The Company has made revisions to its statement of operations and statement of cash flows to provide the cumulative amounts since inception pursuant to ASC 915-225-45-1 and ASC 915-230-45-1.

Statement of Changes in Stockholders’ Equity, page F-5

6.

The Company has made revisions to include the amount of the net losses for the periods ended December 31, 2010 and April 30, 2011 as additions the “Deficit accumulated during the development stage” to be mathematically accurate.

Statement of Cash Flows, page F-6

7.

The Company has made revisions to its statement of cash flows to be mathematically accurate.

Notes to Financial Statements, page F-7

8.

The Company has updated its footnotes to include the interim period.

Notes to Financial Statements, page F-7

9.

The Company has updated its footnotes to include the interim period.

Exhibit 23.2 Consent of Independent Registered Accountant.

10.

The Company has a revised Consent of Independent Registered Accountant.

SECURE NetCheckIn Inc.

June 20, 2011

We trust that the Company’s responses and revisions address the comments raised in your letter to the Company dated June1 6, 2011.  However, the Company will provide further information and make further revisions at your direction.

Very truly yours,

/s/ Sheila L. Seck

Sheila L. Seck, JD | MBA

sseck@seckassociates.com

Direct 913.515.9296

Cc:

Brandi DeFoor

SECURE NetCheckIn Inc.

SECURE NetCheckIn Inc.

June 20, 2011